Convertible Preferred Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Equity [Abstract]
Convertible Preferred Stock

4. Conversion of Convertible Preferred Stock

In connection with the completion of the Company’s IPO in September 2013, all outstanding shares of convertible preferred stock converted into 9,929,159 shares of common stock.

6. Convertible Preferred Stock

As of December 31, 2012, we had an aggregate of 123,205,808 authorized shares of convertible preferred stock, of which 85,676,349 shares were designated as Series A convertible preferred stock, 7,006,369 shares were designated as Series A-1 convertible preferred stock, 25,828,254 shares were designated as Series A-2 convertible preferred stock, and 4,694,836 shares were designated as Series A-3 convertible preferred stock. Holders of shares of Series A, Series A-1, Series A-2, and Series A-3 convertible preferred stock (collectively, the convertible preferred stock) have the same rights with respect to conversion and voting, except that the holders of shares of Series A convertible preferred stock, voting as a separate class, are entitled to elect five members of our Board of Directors at each meeting or pursuant to each consent of our stockholders for the election of directors, and to remove from office such directors and to fill any vacancy caused by the resignation, death or removal of such directors.

Dividends and Distributions

The holders of the outstanding shares of convertible preferred stock as of December 31, 2012 are entitled to receive, when and if declared by our Board of Directors, a noncumulative dividend at an annual rate of 8% of $12.30, $19.31, $22.76, and $26.20 per share for the Series A, Series A-1, Series A-2 and Series A-3 convertible preferred stock, respectively. Such dividend is payable in preference to any dividends payable to holders of shares of common stock declared by our Board of Directors. No dividends have been declared to date.

Conversion and Voting Rights

As of December 31, 2012, shares of convertible preferred stock are convertible at the option of the holder at any time into shares of common stock on a one-for-one basis, subject to certain adjustments. Additionally, each share of convertible preferred stock automatically converts into a share of common stock in the event of an initial public offering of our common stock in which gross offering proceeds exceed $25 million or upon the affirmative vote of the holders of a majority of the outstanding shares of convertible preferred stock. The holders of each share of convertible preferred stock have one vote for each share of common stock into which such convertible preferred stock may be converted.

Liquidation Rights

As of December 31, 2012, upon our liquidation or dissolution or in the event that we are a party to an “acquisition” or “asset transfer” as defined in our Certificate of Incorporation, the holders of shares of convertible preferred stock would be entitled to receive, prior and in preference to any distribution of any of our assets or surplus funds to the holders of shares of common stock, an amount equal to $12.30, $19.31, $22.76, and $26.20 per share for the Series A, Series A-1, Series A-2 and Series A-3 convertible preferred stock, respectively, subject to certain adjustments (each, a “Liquidation Preference”). After payment of the full Liquidation Preferences, the remaining assets available for distribution to stockholders would be distributed to the holders of shares of common stock. If, upon any such liquidation, dissolution, acquisition or asset transfer, our assets (or the consideration received in such transaction) are insufficient to pay the full Liquidation Preferences, then such assets (or consideration) would be distributed among the holders of shares of convertible preferred stock ratably in proportion to the full amounts to which they would otherwise be entitled.

The term “acquisition” is defined in our Certificate of Incorporation to mean any consolidation or merger of the Company with or into any other corporation or other entity or person, or any other corporate reorganization, in which our stockholders immediately prior to such consolidation, merger or reorganization own less than 50% of the voting power of the surviving entity immediately after such consolidation, merger or reorganization; or any transaction or series of related transactions to which we are a party in which in excess of 50% of our voting power is transferred, except for any consolidation or merger effected exclusively to change our domicile, or any transaction or series of transactions principally for bona fide equity financing purposes in which cash is received by us or our indebtedness is canceled or converted, or a combination thereof. The term “asset transfer” is defined in our Certificate of Incorporation to mean a sale, lease, or other disposition of all or substantially all of our assets.

Because a majority of our outstanding stock is in the control of investors who control our Board of Directors, a hostile takeover or other sale could occur outside our control and thereby trigger an “acquisition” and payment of Liquidation Preferences. Accordingly, we have classified convertible preferred stock outside of stockholders’ deficit for all periods presented.

We have elected not to adjust the carrying values of the convertible preferred stock to the Liquidation Preferences of such shares because it is uncertain whether or when an event would occur that would obligate us to pay the Liquidation Preferences to holders of shares of convertible preferred stock. Subsequent adjustments to increase the carrying values to the Liquidation Preferences will be made if and when it becomes probable that an event would occur that would obligate us to pay the Liquidation Preferences to holders of shares of convertible preferred stock.

Stock Option Plans

In March 2002, we established the 2002 Equity Incentive Plan (the 2002 Plan). The 2002 Plan provided for the granting of stock-based compensation awards, including incentive and nonstatutory stock options, to our employees, officers, directors and consultants.